INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments In Associates [Abstract]
Disclosure of interests in associates [text block]
NOTE 15. INVESTMENTS IN ASSOCIATES

During the year 2022, the following investments were made in associates:

On August 8, 2022, the subsidiary Arauco Participações Florestais Ltda. of Brasil created the company Falcão MS SPE S.A., and during the year 2022, Arauco contributed capital to the new company for ThR$ 49,985 (equivalents to ThU.S.$ 9,664).

As of December 31, 2021, there were no new investments in associates to report.

The following tables set forth information about investments in associates.

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional currency	U.S. dollar
Corporate purpose	Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.
Ownership interest (%)	50.0000%
	12-31-2022	12-31-2021
Carrying amount accounted for using equity method	ThU.S.$ 64,000	ThU.S.$ 55,873

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.0000%
	12-31-2022	12-31-2021
Carrying amount accounted for using equity method	ThU.S.$ 325	ThU.S.$ 220

Name	Genómica Forestal S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose	Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.
Ownership interest (%)	25.0000%
	12-31-2022	12-31-2021
Carrying amount accounted for using equity method	ThU.S.$ 6	ThU.S.$ 7

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose	Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.
Ownership interest (%)	20.0000%
	12-31-2022	12-31-2021
Carrying amount accounted for using equity method	ThU.S.$ 1	ThU.S.$ 1

Name	Florestal Vale do Corisco S.A.
Country	Brazil
Functional currency	Brazilian real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.0000%
	12-31-2022	12-31-2021
Carrying amount accounted for using equity method	ThU.S.$ 26,910	ThU.S.$ 26,823

Name	Falcão MS SPE S.A.
Country	Brazil
Functional currency	Brazilian real
Corporate purpose	Management of land for leases to related parties.
Ownership interest (%)	49.0000%
	12-31-2022	12-31-2021
Carrying amount accounted for using equity method	ThU.S.$ 9,579	ThU.S.$ -

Summarized Financial Information of Associates

12-31-2022	Assets
	Inversiones Puerto Coronel S.A. ThU.S.$	Serv.Corporativos Sercor S.A. ThU.S.$	Florestal Vale do Corisco S.A. ThU.S.$	Falcão MS SPE S.A. ThU.S.$	Consorcio Tecnológico Bioenercel S.A. ThU.S.$	Genómica Forestal S.A. ThU.S.$	Total ThU.S.$
Current	1	5,677	2,368	413	-	12	8,471
Non-current	129,819	2,273	73,089	19,136	4	52	224,373
Total of associates	129,820	7,950	75,457	19,549	4	64	232,844

	Liabilities and Equity
	Inversiones Puerto Coronel S.A. ThU.S.$	Serv.Corporativos Sercor S.A. ThU.S.$	Florestal Vale do Corisco S.A. ThU.S.$	Falcão MS SPE S.A. ThU.S.$	Consorcio Tecnológico Bioenercel S.A. ThU.S.$	Genómica Forestal S.A. ThU.S.$	Total ThU.S.$
Current	54	4,527	1,066	1	-	7	5,655
Non-current	-	1,798	19,475	-	3	28	21,304
Equity	129,766	1,625	54,916	19,548	1	29	205,885
Total of associates	129,820	7,950	75,457	19,549	4	64	232,844
12-31-2022
Income	-	4,323	9,741	-	-	-	14,064
Other income / expenses	9,544	(3,736)	(5,290)	(3)	-	-	515
Net profit or loss (continuing operations) of associates	9,544	587	4,451	(3)	-	-	14,579
Other comprehensive income	-	-	-	-	-	-	-
Comprehensive income	9,544	587	4,451	(3)	-	-	14,579
Dividends received	-	-	1,511	-	-	-	1,511

12-31-2021	Assets
	Inversiones Puerto Coronel S.A. ThU.S.$	Serv.Corporativos Sercor S.A. ThU.S.$	Florestal Vale do Corisco S.A. ThU.S.$	Consorcio Tecnológico Bioenercel S.A. ThU.S.$	Genómica Forestal S.A. ThU.S.$	Total ThU.S.$
Current	1	4,761	4,638	-	12	9,412
Non-current	113,580	2,773	69,602	6	52	186,013
Total	113,581	7,534	74,240	6	64	195,425

	Liabilities and Equity
	Inversiones Puerto Coronel S.A. ThU.S.$	Serv.Corporativos Sercor S.A. ThU.S.$	FlorestalVale do Corisco S.A. ThU.S.$	Consorcio Tecnológico Bioenercel S.A. ThU.S.$	Genómica Forestal S.A. ThU.S.$	Total ThU.S.$
Current	55	4,297	1,292	-	7	5,651
Non-current	-	2,138	18,208	4	28	20,378
Equity	113,526	1,099	54,740	2	29	169,396
Total of associates	113,581	7,534	74,240	6	64	195,425
12-31-2021
Income	-	4,577	8,892	-	-	13,469
Other income / expenses	(4,208)	(4,277)	(4,047)	(1)	(1)	(12,534)
Net profit or loss (continuing operations) of associates	(4,208)	300	4,845	(1)	(1)	935
Other comprehensive income	-	-	-	-	-	-
Comprehensive income	(4,208)	300	4,845	(1)	(1)	935
Dividends received	-	-	2,695	-	-	2,695

Reconciliation of Investment in Associates and Joint Ventures

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Opening balance as of January 1	336,642	316,939
Changes
Investment in joint ventures, additions (*)	9,664	-
Investment in joint ventures, additions (**)	32,252	16,429
Disposals, investment in associates and joint ventures (***)	(1,878)	(3,197)
Share of profit (loss) in investment in associates	7,069	330
Share of profit (loss) in investment in joint ventures	26,615	31,056
Dividends received, Investments in associates	(35,187)	(3,288)
Increase (decrease) in foreign exchange currency on translation of associates and joint ventures	(11,779)	(20,167)
Other increase (decrease) in investment in associates and joint ventures	2,273	(1,460)
Total changes	29,029	19,703
Closing balance	365,671	336,642

(*) During the year 2022, Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 49,985 that in total is equivalent to ThU.S.$ 9,664 for 49,984,900 shares.
(**) During the year 2022, the main movement corresponds to:
-Forestal Arauco S.A. made a capital contribution in assets as non-monetary assets to Agrícola Fresno, for ThU.S.$ 31,998 for 6,399,520 shares.

During the year 2021, the main movement corresponds to:
-Maderas Arauco S.A. made a capital contribution between January and November to E2E S.A., for ThCLP$ 5,925,000 that in total is equivalent to ThU.S.$ 7,759.
-Forestal Arauco S.A. made a capital contribution in assets as non-monetary assets to Agrícola Fresno for ThU.S.$ 7,452 in November 2021 for 1,490,400 shares.

(***) ThU.S.$ 1,878 equivalent to R$ 9,800,000 corresponding to a capital decrease of Arauco Forest do Brasil S.A. en Florestal Vale Do Corisco S.A. on October 11, 2022.
ThU.S.$ 3,197 account for the carrying amount of investment in Unilin Arauco Pisos Ltda., which was sold on January 12, 2021.
	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Carrying amount of investments in associates accounted for using equity method	100,821	82,924
Carrying amount of investments in joint ventures accounted for using equity method	264,850	253,718
Total investment accounted for using equity method	365,671	336,642